OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff costs:
Wages and salaries	£ 882	£ 854	£ 761
Performance-related payments	166	164	173
Social security costs	123	116	112
Pension costs, defined contribution plans	79	71	60
Pension costs, defined benefit plans	13	13	28
Other share-based payments	4	4	1
Other personnel costs	33	42	44
Staff costs	1,300	1,264	1,179
Other administration expenses	974	931	894
Depreciation, amortisation and impairment	303	290	297
Total operating expenses before impairment losses, provisions and charges	£ 2,577	£ 2,485	£ 2,370